Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Company’s Assets that are Measured at Fair Value

The following tables present information about the Company’s assets that are measured at fair value on June 30, 2025 and December 31, 2024, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Fair Value Measured as of June 30, 2025
	Level 1	Level 2	Level 3	Total
Assets
Money market mutual fund held in Trust Account	$240,134,175	$—	$—	$240,134,175
Liabilities:
Forward purchase agreement liability	$—	$—	$1,057,124	$1,057,124
Total forward purchase agreement liability	$—	$—	$1,057,124	$1,057,124
	Fair Value Measured as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Money market mutual fund held in Trust Account	$235,193,585	$—	$—	$235,193,585

The following table presents information about the Company’s assets that are measured at fair value on December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	December 31, 2024
Assets:
Money market mutual fund held in Trust Account	1	$235,193,585

The following table presents information about the Company’s assets that are measured at fair value on August 19, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	August 19, 2024
Equity:
Fair value of Public Warrants for Class A ordinary shares subject to redemption allocation	3	$529,000

Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability

In order to calculate the fair value of the forward purchase agreement derivative liability, the Company utilized the following inputs:

	March 26, 2025 (Initial measurement)	June 30, 2025
Probability of business combination	90%	90%
Underlying ordinary share price	$10.80	$11.10
Term (years)	0.42	0.25
Risk-free rate	4.28%	4.41%
Volatility	10.73%	28.82%

The fair value of Public Warrants was determined using Monte Carlo Simulation Model. The Public Warrants have been classified within shareholders’ deficit and will not require remeasurement after issuance. The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:

August 19, 2024
Underlying share price	$9.98
Exercise price	$11.50
Term (years)	7.0
Risk-free rate	3.78%
Volatility	9.0%

Schedule of Changes in the Fair Value

The following table presents the changes in the fair value of the forward purchase agreement (“FPA”) derivative liability:

FPA
Fair value as of March 26, 2025 (initial measurement)	$893,425
Change in fair value	(223,693)
Fair value as of March 31, 2025	$669,732
Change in fair value	387,392
Fair value as of June 30, 2025	$1,057,124